Distribution Date:	02/16/24	JPMCC Commercial Mortgage Securities Trust 2016-JP3
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2016-JP3
January 2024 - Servicer Revision
The Master Servicer revised their original reporting to include ARA /ASER amounts for loans : 30311573,30311574,30311575,30311576

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	13-14		Jacob M. K. Baron	(212) 488-3653	jbaron@torchlightinvestors.com
			475 Fifth Avenue | New York, NY 10017 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Directing Certificateholder	Davidson Kempner Capital Management LP
Historical Liquidated Loan Detail	25		Patrick Dennis		jpmcc2016-jp3@dkpartners.com
Historical Bond / Collateral Loss Reconciliation Detail	26-27		520 Madison Avenue, 30th Floor | New York, NY 10022 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590RAA7	1.461500%	45,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590RAB5	2.434700%	97,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590RAC3	2.522900%	16,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590RAD1	2.626500%	300,000,000.00	185,425,789.94	0.00	405,850.70	0.00	0.00	405,850.70	185,425,789.94	38.61%	30.00%
A-5	46590RAE9	2.870400%	342,359,000.00	342,359,000.00	0.00	818,922.73	0.00	0.00	818,922.73	342,359,000.00	38.61%	30.00%
A-SB	46590RAF6	2.776500%	49,955,000.00	24,279,454.08	687,354.99	56,176.59	0.00	0.00	743,531.58	23,592,099.09	38.61%	30.00%
A-S	46590RAJ8	3.144000%	118,706,000.00	118,706,000.00	0.00	311,009.72	0.00	0.00	311,009.72	118,706,000.00	25.40%	20.25%
B	46590RAK5	3.396700%	56,309,000.00	56,309,000.00	0.00	159,387.32	0.00	0.00	159,387.32	56,309,000.00	19.13%	15.63%
C	46590RAL3	3.424380%	50,222,000.00	50,222,000.00	0.00	143,316.03	0.00	0.00	143,316.03	50,222,000.00	13.54%	11.50%
D	46590RAP4	3.424380%	54,787,000.00	54,787,000.00	0.00	156,342.94	0.00	0.00	156,342.94	54,787,000.00	7.44%	7.00%
E	46590RAR0	4.174380%	22,828,000.00	22,828,000.00	0.00	79,410.63	0.00	0.00	79,410.63	22,828,000.00	4.89%	5.13%
F*	46590RAT6	4.174380%	15,219,000.00	15,219,000.00	0.00	51,740.81	0.00	0.00	51,740.81	15,219,000.00	3.20%	3.87%
NR	46590RAV1	4.174380%	47,177,696.00	28,739,826.94	0.00	0.00	0.00	0.00	0.00	28,739,826.94	0.00%	0.00%
R	46590RAX7	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,217,494,796.00	898,875,070.96	687,354.99	2,182,157.47	0.00	0.00	2,869,512.46	898,187,715.97

X-A	46590RAG4	1.326383%	970,952,000.00	670,770,244.02	0.00	741,415.44	0.00	0.00	741,415.44	670,082,889.03
X-B	46590RAH2	0.777680%	56,309,000.00	56,309,000.00	0.00	36,492.01	0.00	0.00	36,492.01	56,309,000.00
X-C	46590RAM1	0.750000%	105,009,000.00	105,009,000.00	0.00	65,630.62	0.00	0.00	65,630.62	105,009,000.00
Notional SubTotal			1,132,270,000.00	832,088,244.02	0.00	843,538.07	0.00	0.00	843,538.07	831,400,889.03

Deal Distribution Total					687,354.99	3,025,695.54	0.00	0.00	3,713,050.53

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590RAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590RAD1	618.08596647	0.00000000	1.35283567	0.00000000	0.00000000	0.00000000	0.00000000	1.35283567	618.08596647
A-5	46590RAE9	1,000.00000000	0.00000000	2.39200001	0.00000000	0.00000000	0.00000000	0.00000000	2.39200001	1,000.00000000
A-SB	46590RAF6	486.02650545	13.75948334	1.12454389	0.00000000	0.00000000	0.00000000	0.00000000	14.88402722	472.26702212
A-S	46590RAJ8	1,000.00000000	0.00000000	2.62000000	0.00000000	0.00000000	0.00000000	0.00000000	2.62000000	1,000.00000000
B	46590RAK5	1,000.00000000	0.00000000	2.83058339	0.00000000	0.00000000	0.00000000	0.00000000	2.83058339	1,000.00000000
C	46590RAL3	1,000.00000000	0.00000000	2.85365039	0.00000000	0.00000000	0.00000000	0.00000000	2.85365039	1,000.00000000
D	46590RAP4	1,000.00000000	0.00000000	2.85365032	0.00000000	0.00000000	0.00000000	0.00000000	2.85365032	1,000.00000000
E	46590RAR0	1,000.00000000	0.00000000	3.47865034	0.00000000	0.00000000	0.00000000	0.00000000	3.47865034	1,000.00000000
F	46590RAT6	1,000.00000000	0.00000000	3.39975097	0.07889940	0.07889940	0.00000000	0.00000000	3.39975097	1,000.00000000
NR	46590RAV1	609.18250310	0.00000000	0.00000000	2.11913295	43.89876140	0.00000000	0.00000000	0.00000000	609.18250310
R	46590RAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590RAG4	690.83769746	0.00000000	0.76359639	0.00000000	0.00000000	0.00000000	0.00000000	0.76359639	690.12977885
X-B	46590RAH2	1,000.00000000	0.00000000	0.64806709	0.00000000	0.00000000	0.00000000	0.00000000	0.64806709	1,000.00000000
X-C	46590RAM1	1,000.00000000	0.00000000	0.62499995	0.00000000	0.00000000	0.00000000	0.00000000	0.62499995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/24 - 01/30/24	30	0.00	405,850.70	0.00	405,850.70	0.00	0.00	0.00	405,850.70	0.00
A-5	01/01/24 - 01/30/24	30	0.00	818,922.73	0.00	818,922.73	0.00	0.00	0.00	818,922.73	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	56,176.59	0.00	56,176.59	0.00	0.00	0.00	56,176.59	0.00
X-A	01/01/24 - 01/30/24	30	0.00	741,415.44	0.00	741,415.44	0.00	0.00	0.00	741,415.44	0.00
X-B	01/01/24 - 01/30/24	30	0.00	36,492.01	0.00	36,492.01	0.00	0.00	0.00	36,492.01	0.00
X-C	01/01/24 - 01/30/24	30	0.00	65,630.62	0.00	65,630.62	0.00	0.00	0.00	65,630.62	0.00
A-S	01/01/24 - 01/30/24	30	0.00	311,009.72	0.00	311,009.72	0.00	0.00	0.00	311,009.72	0.00
B	01/01/24 - 01/30/24	30	0.00	159,387.32	0.00	159,387.32	0.00	0.00	0.00	159,387.32	0.00
C	01/01/24 - 01/30/24	30	0.00	143,316.03	0.00	143,316.03	0.00	0.00	0.00	143,316.03	0.00
D	01/01/24 - 01/30/24	30	0.00	156,342.94	0.00	156,342.94	0.00	0.00	0.00	156,342.94	0.00
E	01/01/24 - 01/30/24	30	0.00	79,410.63	0.00	79,410.63	0.00	0.00	0.00	79,410.63	0.00
F	01/01/24 - 01/30/24	30	0.00	52,941.58	0.00	52,941.58	1,200.77	0.00	0.00	51,740.81	1,200.77
NR	01/01/24 - 01/30/24	30	1,964,233.73	99,975.81	0.00	99,975.81	99,975.81	0.00	0.00	0.00	2,071,042.42
Totals			1,964,233.73	3,126,872.12	0.00	3,126,872.12	101,176.58	0.00	0.00	3,025,695.54	2,072,243.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,713,050.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,239,778.91	Master Servicing Fee	4,692.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,813.84
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	386.80
ARD Interest	0.00	Operating Advisor Fee	1,261.48
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	331.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,239,778.91	Total Fees	10,485.55

Principal		Expenses/Reimbursements
Scheduled Principal	687,354.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	74,083.32
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	23,215.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,127.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	687,354.99	Total Expenses/Reimbursements	99,427.05

		Interest Reserve Deposit	104,170.75

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,025,695.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	687,354.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,713,050.53
Total Funds Collected	3,927,133.90	Total Funds Distributed	3,927,133.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	898,372,137.62	898,372,137.62	Beginning Certificate Balance	898,875,070.96
(-) Scheduled Principal Collections	687,354.99	687,354.99	(-) Principal Distributions	687,354.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	897,684,782.63	897,684,782.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	898,426,701.16	898,426,701.16	Ending Certificate Balance	898,187,715.97
Ending Actual Collateral Balance	897,794,129.60	897,794,129.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	502,933.34
Beginning Cumulative Advances	0.00	502,933.34	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	502,933.34
Ending Cumulative Advances	0.00	502,933.34	Net WAC Rate	4.17%
			UC / (OC) Interest	1,749.53
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP
	9,999,999 or less	14	91,438,967.42	10.19%	29	4.7057	1.566972	1.24 or less	8	125,779,537.35	14.01%	29	3.9360	0.995864
10,000,000 to 19,999,999		4	68,747,208.72	7.66%	29	4.8015	1.717744	1.25 to 1.74	9	157,202,795.46	17.51%	30	4.9068	1.424054
20,000,000 to 24,999,999		3	67,488,685.12	7.52%	30	3.8363	1.270196	1.75 to 2.24	7	125,915,751.95	14.03%	30	4.6537	2.114880
25,000,000 to 49,999,999		7	235,996,562.78	26.29%	30	4.6000	1.745836	2.25 to 2.74	6	174,773,339.28	19.47%	30	4.3649	2.542072
	50,000,000 or greater	4	300,000,000.00	33.42%	30	3.7457	2.758667	2.75 or greater	2	180,000,000.00	20.05%	30	3.4073	2.927778
	Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499	Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	134,013,358.59	14.93%	29	3.9585	NAP
							Defeased	11	134,013,358.59	14.93%	29	3.9585	NAP
Arizona	2	67,615,005.81	7.53%	30	4.5000	2.015526
							Industrial	3	87,338,163.61	9.73%	30	4.7138	2.238639
California	4	165,957,836.64	18.49%	29	3.9582	1.482243
							Lodging	8	123,233,169.73	13.73%	30	4.8681	1.940845
Florida	3	44,119,128.00	4.91%	30	4.7066	2.222297
							Mixed Use	4	142,509,426.59	15.88%	30	4.0992	1.126727
Georgia	2	11,568,721.94	1.29%	30	4.5022	1.470036
							Multi-Family	2	7,941,815.31	0.88%	30	4.5358	2.053817
Indiana	4	65,485,601.14	7.29%	31	4.4074	2.653299
							Office	13	282,624,083.25	31.48%	30	3.8589	2.412510
Louisiana	2	8,203,911.67	0.91%	31	4.7500	1.830000
							Retail	6	118,206,943.12	13.17%	29	4.2090	2.453090
Mississippi	1	3,323,027.70	0.37%	30	5.3500	0.390000
							Self Storage	1	1,817,822.43	0.20%	31	4.7500	1.830000
New Jersey	7	67,472,699.12	7.52%	30	4.8534	1.899787
							Totals	48	897,684,782.63	100.00%	30	4.1875	2.189499
New York	4	126,214,716.20	14.06%	31	3.1609	2.571346

North Carolina	2	15,061,065.86	1.68%	29	5.0116	2.236216

Ohio	1	38,525,655.67	4.29%	30	4.9200	1.339294

Tennessee	1	80,000,000.00	8.91%	29	4.0920	2.950000

Utah	2	38,946,610.25	4.34%	31	5.3365	1.490686

Washington	1	3,900,403.75	0.43%	29	5.4100	1.860000

West Virginia	1	27,277,040.29	3.04%	31	4.2000	2.200000

Totals	48	897,684,782.63	100.00%	30	4.1875	2.189499

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP
	3.99999% or less	5	160,000,000.00	17.82%	31	3.0599	2.167500	12 months or less	32	763,671,424.04	85.07%	30	4.2277	2.077736
	4.00000% to 4.49999%	8	312,277,494.23	34.79%	30	4.2061	2.357447	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	10	189,440,039.82	21.10%	30	4.6803	1.761075	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	9	101,953,889.99	11.36%	29	5.2854	1.668518	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP
	60 months or less	32	763,671,424.04	85.07%	30	4.2277	2.077736	Interest Only	9	408,587,500.00	45.52%	30	3.7838	2.422508
61 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	23	355,083,924.04	39.56%	30	4.7385	1.681014
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499	Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	134,013,358.59	14.93%	29	3.9585	NAP			No outstanding loans in this group
Underwriter's Information		3	76,963,734.37	8.57%	30	4.7837	1.367359
	12 months or less	29	686,707,689.67	76.50%	30	4.1654	2.157352
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	897,684,782.63	100.00%	30	4.1875	2.189499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311571	OF	New York	NY	Actual/360	2.860%	246,234.72	0.00	0.00	N/A	09/01/26	--	100,000,000.00	100,000,000.00	02/01/24
3	30311572	RT	Nashville	TN	Actual/360	4.092%	281,893.33	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	02/01/24
04A2EMPC
	30311573	MU	San Francisco	CA	Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
2
04A2EMPC
	30311574				Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3
04A2SFCC
	30311575				Actual/360	3.394%	68,665.65	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
2
04A2SFCC
	30311576				Actual/360	3.394%	19,012.69	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3
5	30311578	OF	Oakland	CA	Actual/360	4.140%	213,900.00	0.00	0.00	N/A	07/01/26	--	60,000,000.00	60,000,000.00	02/01/24
6	30311580	OF	Indianapolis	IN	Actual/360	4.367%	225,623.17	0.00	0.00	N/A	09/01/26	--	60,000,000.00	60,000,000.00	02/01/24
7	30311600	IN	Phoenix	AZ	Actual/360	4.500%	188,276.56	0.00	0.00	N/A	08/06/26	--	48,587,500.00	48,587,500.00	02/06/24
8	30311404	MU	Westlake	OH	Actual/360	4.920%	163,429.43	49,347.78	0.00	N/A	08/06/26	--	38,575,003.45	38,525,655.67	02/06/24
9	30311582	OF	Oakland	CA	Actual/360	4.140%	140,817.50	0.00	0.00	N/A	07/01/26	--	39,500,000.00	39,500,000.00	02/01/24
10	30311583	MU	Laguna Niguel	CA	Actual/360	4.300%	135,603.45	53,190.01	0.00	N/A	08/01/26	--	36,622,085.86	36,568,895.85	02/01/24
11	30311601	LO	Salt Lake City	UT	Actual/360	5.320%	141,888.34	52,903.22	0.00	N/A	09/06/26	--	30,972,473.62	30,919,570.40	02/06/24
12	30311616	OF	Princeton	NJ	Actual/360	4.680%	115,970.58	54,783.43	0.00	N/A	09/06/26	--	28,776,818.94	28,722,035.51	12/06/23
13	30311584	LO	Charleston	WV	Actual/360	4.200%	98,817.73	45,833.55	0.00	N/A	09/01/26	--	27,322,873.84	27,277,040.29	02/01/24
14	30311602	OF	Ashburn	VA	Actual/360	3.400%	81,977.78	0.00	0.00	N/A	08/06/26	--	28,000,000.00	28,000,000.00	02/06/24
15	30311585	LO	Tampa	FL	Actual/360	4.200%	92,002.71	42,672.62	0.00	N/A	09/01/26	--	25,438,537.68	25,395,865.06	02/01/24
18	30311603	IN	North Bergen	NJ	Actual/360	4.850%	85,773.31	38,235.27	0.00	N/A	08/06/26	--	20,537,672.99	20,499,437.72	02/06/24
20	30311590	OF	Mesa	AZ	Actual/360	4.500%	73,877.26	37,593.51	0.00	N/A	08/01/26	--	19,065,099.32	19,027,505.81	02/01/24
21	30311618	RT	Cicero	NY	Actual/360	4.170%	59,426.09	50,713.97	0.00	N/A	08/06/26	--	16,549,386.98	16,498,673.01	02/06/24
22	30311619	IN	Hillside	NJ	Actual/360	5.130%	80,749.41	28,209.52	0.00	N/A	06/06/26	--	18,279,435.41	18,251,225.89	02/06/24
24	30311604	OF	Manassas	VA	Actual/360	3.400%	55,627.78	0.00	0.00	N/A	08/06/26	--	19,000,000.00	19,000,000.00	02/06/24
28	30311621	LO	Orlando	FL	Actual/360	5.480%	70,761.41	25,549.51	0.00	N/A	05/06/26	--	14,995,353.52	14,969,804.01	02/06/24
31	30311624	IN	Las Vegas	NV	Actual/360	4.600%	46,798.87	22,920.76	0.00	N/A	08/06/26	--	11,814,582.29	11,791,661.53	02/06/24
32	30311605	OF	Haymarket	VA	Actual/360	3.400%	38,061.11	0.00	0.00	N/A	08/06/26	--	13,000,000.00	13,000,000.00	02/06/24
33	30311597	LO	Fayetteville	NC	Actual/360	5.300%	43,068.99	16,487.43	0.00	N/A	06/01/26	--	9,436,906.10	9,420,418.67	02/01/24
34	30311625	Various Various		NY	Actual/360	4.550%	38,128.28	15,386.08	0.00	N/A	08/06/26	--	9,731,429.27	9,716,043.19	02/06/24
35	30311577	OF	Los Angeles	CA	Actual/360	5.070%	41,047.58	13,063.21	0.00	N/A	01/06/26	--	9,402,004.00	9,388,940.79	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	30311598	Various West Monroe		LA	Actual/360	4.750%	33,619.54	15,467.47	0.00	N/A	09/01/26	--	8,219,379.14	8,203,911.67	02/01/24
38	30311626	LO	Layton	UT	Actual/360	5.400%	37,389.49	13,709.81	0.00	N/A	07/06/26	--	8,040,749.66	8,027,039.85	02/06/24
40	30311627	LO	Aiken	SC	Actual/360	4.990%	28,209.47	18,511.14	0.00	N/A	06/06/26	--	6,565,006.65	6,546,495.51	02/06/24
41	30311628	RT	Suwanee	GA	Actual/360	4.350%	24,526.83	10,743.14	0.00	N/A	08/06/26	--	6,547,763.16	6,537,020.02	02/06/24
42	30311607	OF	Fort Wayne	IN	Actual/360	4.850%	22,952.99	10,291.60	0.00	N/A	07/06/26	--	5,495,892.74	5,485,601.14	02/06/24
43	30311608	MF	Gastonia	NC	Actual/360	4.530%	22,040.72	9,611.50	0.00	N/A	08/06/26	--	5,650,258.69	5,640,647.19	02/06/24
44	30311609	RT	Douglasville	GA	Actual/360	4.700%	20,403.58	9,677.41	0.00	N/A	07/06/26	--	5,041,379.33	5,031,701.92	02/06/24
45	30311610	MU	Woodridge	IL	Actual/360	4.500%	18,637.22	9,483.81	0.00	N/A	08/06/26	--	4,809,605.14	4,800,121.33	02/06/24
46	30311611	LO	Durham	NC	Actual/360	5.020%	19,525.15	12,882.10	0.00	N/A	06/06/26	--	4,516,806.91	4,503,924.81	02/06/24
47	30311612	LO	Ellensburg	WA	Actual/360	5.410%	18,218.87	10,391.18	0.00	N/A	07/06/26	--	3,910,794.93	3,900,403.75	02/06/24
48	30311629	RT	Various	Various	Actual/360	4.300%	16,477.36	0.00	0.00	N/A	09/06/26	--	4,450,000.00	4,450,000.00	02/06/24
49	30311613	RT	Riverview	FL	Actual/360	5.050%	16,351.59	6,728.35	0.00	N/A	09/06/26	--	3,760,187.28	3,753,458.93	02/06/24
50	30311614	LO	Canton	MS	Actual/360	5.350%	15,349.81	8,856.67	0.00	N/A	08/06/26	--	3,331,884.37	3,323,027.70	02/06/24
51	30311615	MF	Euless	TX	Actual/360	5.250%	10,964.22	4,110.94	0.00	N/A	12/06/25	--	2,425,266.35	2,421,155.41	02/06/24
Totals							3,239,778.91	687,354.99	0.00				898,372,137.62	897,684,782.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	94,101,550.89	101,569,897.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	44,580,592.94	47,370,937.44	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,079,328.75	11,179,713.89	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,959,987.70	14,596,656.10	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,196,048.14	5,277,121.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	11,414,412.10	12,992,428.81	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,056,743.44	2,927,147.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,959,946.07	3,946,431.83	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	143,033.03	--	--	--	0.00	0.00	170,420.47	341,259.98	100,735.25	0.00
13	4,026,184.41	4,414,746.78	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,225,518.56	5,076,765.14	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,952,577.33	3,149,386.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,087,460.31	2,243,971.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,612,127.78	1,598,485.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	6,661,306.75	7,004,390.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	4,413,788.01	5,033,908.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,724,316.29	1,780,616.29	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	839,556.57	863,234.43	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	3,249,988.82	1,932,064.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	1,164,555.66	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,342,096.32	1,268,693.42	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	616,843.61	629,162.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
42	0.00	1,114,387.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	768,970.14	912,589.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	541,702.85	616,690.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	846,653.08	728,226.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	477,289.95	516,065.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	247,794.87	171,849.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
04A2EMPC2	0.00	19,503,189.58	01/01/23	09/30/23	01/08/24	2,751,380.41	16,064.66	10,928.94	77,668.49	0.00	0.00
04A2EMPC3	0.00	19,503,189.58	01/01/23	09/30/23	01/08/24	9,936,803.71	58,018.66	39,470.60	280,505.10	0.00	0.00
04A2SFCC2	0.00	19,503,189.58	01/01/23	09/30/23	01/08/24	9,936,803.71	58,018.66	39,470.60	280,505.10	0.00	0.00
04A2SFCC3	0.00	19,503,189.58	01/01/23	09/30/23	01/08/24	2,751,380.41	16,064.66	10,928.94	77,668.49	0.00	0.00
Totals	221,982,785.68	318,235,917.40				25,376,368.24	148,166.64	271,219.53	1,057,607.16	100,735.25	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	1	28,722,035.51	0	0.00	4	60,000,000.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.187518%	4.173965%	30
01/18/24	0	0.00	0	0.00	4	60,000,000.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.187935%	4.174380%	31
12/15/23	0	0.00	4	60,000,000.00	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.188349%	4.174794%	32
11/17/23	4	60,000,000.00	0	0.00	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.188795%	4.175238%	33
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	9,026,606.42	4.189204%	4.175646%	34
09/15/23	0	0.00	0	0.00	2	18,000,000.00	1	0.00	1	18,000,000.00	0	0.00	0	0.00	1	13,489,247.12	4.181036%	4.167478%	35
08/17/23	0	0.00	0	0.00	2	39,601,398.57	1	21,601,398.57	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.174395%	4.160908%	36
07/17/23	4	60,000,000.00	0	0.00	2	39,646,729.31	1	21,646,729.31	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.174777%	4.161288%	37
06/16/23	0	0.00	1	21,694,236.36	1	18,000,000.00	1	21,694,236.36	1	18,000,000.00	0	0.00	0	0.00	1	70,252,833.91	4.175189%	4.161699%	38
05/17/23	1	21,739,258.39	0	0.00	1	18,000,000.00	1	21,739,258.39	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.161046%	4.147767%	39
04/17/23	0	0.00	0	0.00	1	18,000,000.00	1	21,786,467.65	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.161399%	4.148120%	40
03/17/23	0	0.00	0	0.00	1	18,000,000.00	1	21,831,182.99	1	18,000,000.00	0	0.00	0	0.00	0	0.00	4.161722%	4.148441%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
04A2EMPC2	30311573	09/01/23	4	6	10,928.94	77,668.49	0.00	6,505,376.30	06/21/23	13		09/29/23
04A2EMPC3	30311574	09/01/23	4	6	39,470.60	280,505.10	0.00	23,494,623.70	06/21/23	13		09/29/23
04A2SFCC2	30311575	09/01/23	4	6	39,470.60	280,505.10	0.00	23,494,623.70	06/21/23	13		09/29/23
04A2SFCC3	30311576	09/01/23	4	6	10,928.94	77,668.49	0.00	6,505,376.30	06/21/23	13		09/29/23
12	30311616	12/06/23	1	1	170,420.47	341,259.98	102,035.25	28,831,382.48	08/02/23	1
Totals					271,219.53	1,057,607.16	102,035.25	88,831,382.48
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		11,810,096	11,810,096	0		0
25 - 36 Months		885,874,686	797,152,651	28,722,036		60,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	897,684,783	808,962,747	28,722,036	0	60,000,000	0
Jan-24	898,372,138	838,372,138	0	0	60,000,000	0
Dec-23	899,056,703	839,056,703	0	60,000,000	0	0
Nov-23	899,789,291	839,789,291	60,000,000	0	0	0
Oct-23	900,468,103	900,468,103	0	0	0	0
Sep-23	919,195,145	901,195,145	0	0	0	18,000,000
Aug-23	941,469,648	901,868,249	0	0	21,601,399	18,000,000
Jul-23	942,185,352	842,538,623	60,000,000	0	21,646,729	18,000,000
Jun-23	942,951,767	903,257,531	0	21,694,236	0	18,000,000
May-23	1,013,914,357	974,175,098	21,739,258	0	0	18,000,000
Apr-23	1,014,863,001	996,863,001	0	0	0	18,000,000
Mar-23	1,015,746,444	997,746,444	0	0	0	18,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
04A2EMPC2	30311573	6,505,376.30	6,505,376.30	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
04A2EMPC3	30311574	23,494,623.70	23,494,623.70	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
04A2SFCC2	30311575	23,494,623.70	23,494,623.70	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
04A2SFCC3	30311576	6,505,376.30	6,505,376.30	290,000,000.00	12/05/23	17,766,689.58	0.93000	09/30/23	08/01/26	I/O
12	30311616	28,722,035.51	28,831,382.48		--	5,316,671.00	1.36034	--	09/06/26	270
20	30311590	19,027,505.81	19,027,505.81	30,620,000.00	06/17/16	2,097,743.60	1.57000	06/30/23	08/01/26	269
Totals		107,749,541.32	107,858,888.29	1,190,620,000.00		78,481,172.92

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
04A2EMPC
	30311573	MU	CA	06/21/23	13
2

02/02/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property

	and in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender will consider all disposition options upon stabilization.

04A2EMPC
	30311574	Various	Various	06/21/23	13
3

02/02/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property

	and in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender will consider all disposition options upon stabilization.

04A2SFCC
	30311575	Various	Various	06/21/23	13
2

02/02/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property

	and in the nei ghborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender will consider all disposition options upon stabilization.

04A2SFCC
	30311576	Various	Various	06/21/23	13
3

02/02/2024 - Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property

	and in the nei ghborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Lender will consider all disposition options upon stabilization.

12	30311616	OF	NJ	08/02/23	1

2/12/2024- National Business Park is a five-property portfolio of low-rise suburban office assets located in Princeton, NJ. The portfolio consists of 463,241 SF and is currently 75.88% occupied. The latest DSCR as of 3/2023 (NOI) is 1.17x.

Notable tenants at the Property include Dr. Reddy’s (75,584 SF, exp. 12/2024), SES Americom (62,016 SF, exp. 12/2023) and Faegre Drinker Biddle & Reath LLP (21,088 SF, exp. 3/2028). The ground leases are prepaid and expire in 2037 with two, 10-year extension options. Princeton University is the ground lessor. The Borrower reached out to the Master Servicer to initiate workout discussion with the Special Servicer as SES Americom has indicated that they will be vacating at the end of their term. The loan transferred to SS effective 8/2/2023. The loan is currently in a cash sweep due to SES Americom’s intention to vacate. The Borrower embarked on a marketing campaign to sell the portfolio with JLL earlier this year, but all bids came in below the outstanding debt due to concerns with the upcoming rollover and ground lease expirations. PNA has been signed. Borrower has informed Lender of an interested party to purchase one of the five assets. Lender is working with Borrower on a modification that would involve a release of the one property and paydown of the loan balance. Negotiations are ongoing. Loan is delinquent for the January debt service payment. Lender is still in active discussions

	on a potential forbearance and partial release of collateral. Loan is delinquent f or January and February debt service payments.

20	30311590	OF	AZ	10/10/23	98

2/12/2024- The Loan is collateralized by Centrica (the “Property”), a 116,982 SF open concept office building located in Mesa, Arizona. The Property is 100% occupied by Santander with a lease termination on 9/30/2026, one month prior to loan maturity. San tander has an option to terminate its lease on the last day of the 102nd month (9/2024) by giving notice in the 90th month (9/2023). Santander is required to pay a termination fee of $1.9MM if they exercise this option. The loan is structured with a cash sweep commencing at termination notice which includes the termination fee and collection of lease rollover reserves. Lender received notice in 9/2023 of Santander exercising its early termination right. In Santander’s letter to the Borrower, they indicate d they would be sending the termination fee within five business days. Since receiving this notice, Lender has been attempting to collect the termination fee in accordance with the loan documents. However, the

Borrower has been unresponsive and has failed  to remit this fee to Lender. As such, the Loan transferred to special servicing on 10/10/2023. Lender has since received the termination payment and implemented cash management. Special

	Servicer is initiating contact with the Borrower and will engage on a PNA. Loan is current on regular monthly payments.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff

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RT - Retail	SF - Single Family Rental	98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial	OF - Office	MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities	CH - Cooperative Housing	ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30311404	40,000,000.00	4.92000%	40,000,000.00	4.92000%	10	08/11/20	04/06/20	09/01/20
10	30311583	38,150,000.00	4.30000%	38,150,000.00	4.30000%	8	12/18/20	12/01/20	01/07/21
23	30311591	17,944,795.16	4.70000%	17,944,795.16	4.70000%	8	03/26/21	03/26/21	03/31/21
23	30311591	0.00	4.70000%	0.00	4.70000%	1	09/15/21	09/01/21	09/28/21
26	30311593	16,316,157.14	4.90000%	16,316,157.14	4.90000%	8	03/26/21	04/01/21	03/30/21
26	30311593	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
39	30311599	8,086,296.36	4.90000%	8,086,296.36	4.90000%	8	03/26/21	04/01/20	03/30/21
39	30311599	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
46	30311611	0.00	5.02000%	0.00	5.02000%	8	09/03/21	09/03/21	09/17/21
50	30311614	0.00	5.35000%	0.00	5.35000%	8	08/09/21	06/17/21	10/21/21
Totals		78,150,000.00		78,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	30311586 09/15/23	21,601,398.57	0.00	14,415,827.91	926,580.79	14,415,827.91	13,489,247.12	8,112,151.45	0.00	148,658.57	7,963,492.88	31.85%
27	30311594 10/17/23	18,000,000.00	10,700,000.00	12,062,844.05	3,036,237.63	12,062,844.05	9,026,606.42	8,973,393.58	0.00	0.00	8,973,393.58	49.85%
36	30311606 10/17/22	8,750,783.81	0.00	2.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		48,352,182.38	10,700,000.00	26,478,674.94	3,962,818.42	26,478,671.96	22,515,853.54	17,085,545.03	0.00	148,658.57	16,936,886.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	0.00	(65,442.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(67,387.99)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(64,994.98)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(66,927.40)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(33,876.69)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(5,863.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(5,843.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(5,635.96)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(5,783.67)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(5,578.30)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(5,744.17)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(5,540.78)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(5,521.59)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(5,502.98)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(5,484.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(5,647.53)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(5,488.06)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(5,651.09)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(5,631.26)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(5,431.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(5,592.46)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(5,393.71)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(5,553.92)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(5,357.13)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(5,338.41)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(5,320.27)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(5,316.07)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(4,273.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(4,135.59)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(4,251.85)	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/21	0.00	(4,236.75)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(2,337.60)	0.00	0.00	0.00	0.00	0.00	0.00
16	30311586	10/17/23	0.00	0.00	7,963,492.88	0.00	0.00	(148,658.57)	0.00	0.00	7,963,492.88
		09/15/23	0.00	0.00	8,112,151.45	0.00	0.00	8,112,151.45	0.00	0.00
27	30311594	10/17/23	0.00	0.00	8,973,393.58	0.00	0.00	8,973,393.58	0.00	0.00	8,973,393.58
36	30311606	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(65,442.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(440,084.44)	16,936,886.46	0.00	0.00	16,936,886.46	0.00	0.00	16,936,886.46

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
04A2EMPC	0.00	0.00	1,400.46	0.00	0.00	8,032.33	0.00	0.00	0.00	0.00	0.00	0.00
04A2EMPC	0.00	0.00	5,057.87	0.00	0.00	29,009.33	0.00	0.00	0.00	0.00	0.00	0.00
04A2SFCC2	0.00	0.00	5,057.87	0.00	0.00	29,009.33	0.00	0.00	0.00	0.00	0.00	0.00
04A2SFCC3	0.00	0.00	1,400.46	0.00	0.00	8,032.33	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,127.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	6,195.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	4,104.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	23,215.96	0.00	2,127.77	74,083.32	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		99,427.05

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Supplemental Notes
None

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